Short-Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2019 and 2018:

	2019		2018
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short-term borrowing	$626	0.89%	$1,190	1.49%
Notes payable	—	—	—	—
Short-term line of credit	—	—	—	—
	$626	0.89%	$1,190	1.49%

	2019		2018
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	3.04%	$2	2.92%
Master notes and other short-term borrowing	904	1.61%	1,638	1.00%
Notes payable	—	—	—	—
Short-term line of credit	—	—	—	—
	$906	1.62%	$1,640	1.00%

	2019	2018
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	—	—
Master notes and other short-term borrowing	1,486	2,006